Equity (Details Narrative) - USD ($)																	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 14, 2018	Aug. 31, 2018	Aug. 20, 2018	Aug. 15, 2018	Jul. 15, 2018	Jun. 22, 2018	Jun. 22, 2018	Jun. 15, 2018	May 16, 2018	May 15, 2018	May 09, 2018	Apr. 13, 2018	Mar. 20, 2018	Jan. 08, 2018	Nov. 30, 2017	Nov. 02, 2016	Jan. 31, 2015	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, shares authorized																		50,000,000	50,000,000	50,000,000
Preferred stock, par value																		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock designated																			48,280,000
Number of shares issued during period, value																				$ 218,904
Value of shares issued for service
Number of options exercised																		29,200	291,402
Number of options exercised, value
Qwizdom, Inc [Member]
Number of shares acquire during period						142,857
Number of shares issued during period							142,857
Share issued price per share						$ 5.80	$ 5.80
Ownership percentage						100.00%	100.00%
EOSEDU, LLC [Member]
Number of shares acquire during period		100,000
Share issued price per share		$ 3.54
Ownership percentage		100.00%
Board of Directors [Member]
Preferred stock designated																		48,280,000
K Laser [Member]
Number of shares issued during period														60,000
Number of shares issued during period, value														$ 420,000
Share issued price per share														$ 7.00
Consultant [Member]
Share issued price per share								$ 5.76		$ 9.62		$ 3.94
Number of shares issued for service								694		416		1,015
Cohuborate [Member]
Number of shares issued during period											257,200
Share issued price per share											$ 5.58
Ownership percentage											100.00%
Third-party Lender [Member]
Number of shares issued during period									5,715
Share issued price per share									$ 9.84
Chief Financial Officer [Member]
Number of options exercised													29,200			291,402
Number of options exercised, value													$ 3
Series A Preferred Stock [Member]
Preferred voting shares																		250,000 shares of non-voting	250,000 shares of voting
Preferred stock, par value																		$ 0.0001	$ 0.0001
Number of shares acquire during period
Preferred non voting shares																		250,000 shares of non-voting	250,000 shares of non-voting
Number of shares issued during period
Number of shares issued during period, value
Number of shares issued for service
Value of shares issued for service
Number of options exercised
Number of options exercised, value
Series B Preferred Stock [Member]
Preferred voting shares																		1,200,000 shares of voting	1,200,000 shares of voting
Preferred stock, par value																		$ 0.0001	$ 0.0001
Number of shares acquire during period																		1,000,000	1,000,000
Number of shares issued during period
Number of shares issued during period, value
Number of shares issued for service
Value of shares issued for service
Number of options exercised
Number of options exercised, value
Series C Preferred Stock [Member]
Preferred voting shares																		270,000 shares of voting	270,000 shares of voting
Preferred stock, par value																		$ 0.0001	$ 0.0001
Number of shares acquire during period																		270,000	270,000	270,000
Number of shares issued during period
Number of shares issued during period, value
Number of shares issued for service
Value of shares issued for service
Number of options exercised
Number of options exercised, value
Class A Common Stock [Member]
Preferred voting shares																	150,000,000 shares of Class A voting common stock
Common stock, shares issued																		10,170,120	9,558,997	4,621,687
Common stock, shares outstanding																		10,170,120	9,558,997	4,621,687
Number of shares issued during period															958,983				41,017
Number of shares issued during period, value															$ 5,678,609
Share issued price per share															$ 7.00
Class B Non Voting Common Stock [Member]
Preferred voting shares																	50,000,000 shares of Class B non-voting common stock
Class B Common Stock [Member]
Common stock, shares outstanding
Class A Common Stock [Member] | EOSEDU, LLC [Member]
Number of shares acquire during period		100,000
Class A Common Stock [Member] | Consultant [Member]
Share issued price per share	$ 3.10			$ 4.96	$ 4.16
Number of shares issued for service	1,290			806	962
Class A Common Stock [Member] | Vendor [Member]
Number of shares issued during period			10,968
Share issued price per share			$ 3.71